Provision for contingencies and judicial deposits - Rollforward of provision for contingencies (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Other provisions	R$ 418	R$ 393	R$ 607
Business combination		18
New provisions, other provisions	41	1,049
Unused provision reversed, other provisions	R$ (16)	R$ (1,281)